Income Taxes (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Federal statutory income tax rate	0.00%	0.00%	0.00%
Domestic (NOL) carryforwards
Foreign NOL carryforwards		15,600,000	8,500,000
Valuation allowance of deferred tax assets		6,289,400	3,204,495
Change valuation allowance		3,084,905	3,204,495
Interest and penalties